Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Grants Under Share Based Payment	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Grants Under Share Based Payment [Line Items]
Number of awards	463,977	342,850
Maximum term (years)	4 years	4 years
Awards outstanding at the beginning of the reporting period beginning	195,977	187,500
Awards granted in the reporting period	268,000	155,350
Awards forfeited in the reporting period	(81,335)	(50,000)
Awards exercised in the reporting period	(94,453)	(96,873)
Awards expired in the reporting period
Awards outstanding at the end of the reporting period ending	288,189	195,977
Non-Qualified Stock Options [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Grants Under Share Based Payment [Line Items]
Number of awards	2,349,166	1,457,375
Maximum term (years)	10 years	10 years
Awards outstanding at the beginning of the reporting period beginning	1,321,583
Awards granted in the reporting period	1,027,583	1,457,375
Awards forfeited in the reporting period	(471,466)	(135,792)
Awards exercised in the reporting period
Awards expired in the reporting period
Awards outstanding at the end of the reporting period ending	1,877,700	1,321,583
Awards exercisable at the end of the reporting period	246,083	77,100